SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from major customers
Accounts receivable	$ 177,030,000	$ 119,581,000
Google Inc.
Revenue from major customers
Revenue earned	970,400,000	727,900,000	561,900,000
Accounts receivable	$ 105,700,000	$ 70,500,000